Summary of Significant Accounting Policies - Summary of Ranges of Useful Lives (Detail)	12 Months Ended
Dec. 31, 2018
Building and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	6 years
Building and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	25 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	2 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	20 years
Office furniture, computers and software | Minimum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	2 years
Office furniture, computers and software | Maximum
Property, Plant and Equipment [Line Items]
Useful life for property, plant and equipment, in years	8 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of useful life or lease term